Common Shareholders' Equity (Details Textual)	12 Months Ended
	Dec. 31, 2018 CLP ($) $ / shares shares	Dec. 31, 2008 CLP ($)	Dec. 31, 1979 CLP ($)	Dec. 05, 2018 CLP ($)	Dec. 05, 2018 $ / shares	Nov. 13, 2018 shares	Jun. 05, 2018 USD ($)	Jun. 05, 2018 ARS ($)	Apr. 30, 2018 CLP ($)	Apr. 30, 2018 ARS ($)	Apr. 11, 2018 CLP ($)	Apr. 11, 2018 $ / shares	Dec. 31, 2017 CLP ($) $ / shares	Dec. 12, 2017 CLP ($) $ / shares	Dec. 06, 2017 CLP ($) $ / shares	Dec. 31, 2016 CLP ($) $ / shares	Dec. 06, 2016 CLP ($) $ / shares	Apr. 13, 2016 USD ($)	Apr. 13, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 01, 2015 CLP ($) $ / shares
Disclosure of Common Shareholders' Equity [Line Items]
Issued capital	$ 562,693,346,000												$ 562,693,346,000
Number of shares issued and fully paid | shares	369,502,872					(12,000)
Description of dividend policy	annually distributing at least 50% of the net distributable profit of the year
Dividend payables							$ 129,858,280,000	$ 5,141,760,000,000	$ 104,729,404,000	$ 4,146,778,022,400
Reserve of exchange differences on translation	$ 37,008,642,000												21,161,126,000			$ 17,869,963,000
Reserve of cash flow hedges	80,188,000												28,244,000			39,081,000
Reserve of remeasurements of defined benefit plans	4,840,574,000												3,958,511,000			3,925,717,000
Other reserves	$ (151,048,226,000)												$ (178,075,279,000)			$ 18,527,810,000
Increase decrease through adjustments due to reassessment of fixed assets			$ 4,087,396,000
Increase decrease through adjustments of price level restatement of paid up capital		$ 17,615,333,000
Interim dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables				$ 51,730,402											$ 25,865,201		$ 24,387,190				$ 24,387,190
Dividend per Share | (per share)	$ 140.0000				$ 140								$ 70.0000		$ 70	$ 66.0000	$ 66			$ 66.0000	$ 66
Final dividend [Member]
Disclosure of Common Shareholders' Equity [Line Items]
Dividend payables											$ 40,234,551			$ 40,764,427				$ 36,016,878
Dividend per Share | (per share)												$ 108.88833	$ 108.88833	$ 110.32236		$ 110.32236			$ 97.47388	$ 97.47388
Percentage of dividend distribution											31.04%			34.41%